Leases (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Leases Tables [Abstract]
Short-term lease cost	$ 400	$ 1,100	$ 1,500
Variable lease cost	$ 29	$ 100	$ 100	$ 600
Weighted-average remaining lease term	3 years 4 months 24 days	3 years 4 months 24 days	3 years 4 months 24 days	3 years 8 months 12 days	3 years 3 months 18 days
Weighted-average discount rate	5.92%	5.92%	5.92%	6.31%	5.39%
Operating lease liabilities	$ 3,700	$ 3,700	$ 1,400	$ 1,500	$ 700
Lease obligations		$ 600	$ 600	$ 1,700